Expense Example, No Redemption - FT Vest Laddered Autocallable Buffer & Resilient Income ETF - FT Vest Laddered Autocallable Buffer & Resilient Income ETF	Sep. 18, 2026 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 77
Expense Example, No Redemption, 3 Years	$ 240